Financial Instruments Recognized in the Consolidated Statements of Financial Position and Related Effect on the Consolidated Statements of (Loss) - Schedule of Financial Instruments Recognized (Detail) - EUR (€)
€ in Thousands
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value	€ 179,430	€ 129,715	€ 142,534
Financial liabilities, fair value	67,794	47,656	45,711
Long-term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value		1,278	1,825
Other long term liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value		4,105	8,869
Short term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value		1,201	2,325
Other short term liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value		12,506	15,751
Account payable and other liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value		28,567	16,941
Conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value	1,298
Lease debt [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value	22,860
Other liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value	22,268
Supplier accounts payable [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities, fair value	21,368
Financial liabilities at amortised cost, category [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	67,794	47,656	45,711
Financial liabilities at amortised cost, category [member] | Long-term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		1,278	1,825
Financial liabilities at amortised cost, category [member] | Other long term liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		4,105	8,869
Financial liabilities at amortised cost, category [member] | Short term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		1,201	2,325
Financial liabilities at amortised cost, category [member] | Other short term liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		12,506	15,751
Financial liabilities at amortised cost, category [member] | Account payable and other liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		28,567	16,941
Financial liabilities at amortised cost, category [member] | Conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	1,298
Financial liabilities at amortised cost, category [member] | Lease debt [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	22,860
Financial liabilities at amortised cost, category [member] | Other liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	22,268
Financial liabilities at amortised cost, category [member] | Supplier accounts payable [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	21,368
Non-derivative Financial Liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	67,794	47,656	45,711
Non-derivative Financial Liabilities [member] | Long-term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		1,278	1,825
Non-derivative Financial Liabilities [member] | Other long term liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		4,105	8,869
Non-derivative Financial Liabilities [member] | Short term conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		1,201	2,325
Non-derivative Financial Liabilities [member] | Other short term liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		12,506	15,751
Non-derivative Financial Liabilities [member] | Account payable and other liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities		28,567	16,941
Non-derivative Financial Liabilities [member] | Conditional advances [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	1,298
Non-derivative Financial Liabilities [member] | Lease debt [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	22,860
Non-derivative Financial Liabilities [member] | Other liabilities [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	22,268
Non-derivative Financial Liabilities [member] | Supplier accounts payable [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial liabilities	21,368
Long-term financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value		6,033	3,012
Customer accounts receivables and related receivables [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value			1,265
Other current financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value	679	912	378
Cash and cash equivalent [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value	172,027	122,770	137,880
Pledged Securities And Other NonCurrent Financial Assets [Member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value	4,314
Deposits [Member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value	1,359
Liquidity Contract [Member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets, fair value	1,051
Carrying amount [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	179,430	129,715	142,534
Carrying amount [member] | Long-term financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets		6,033	3,012
Carrying amount [member] | Customer accounts receivables and related receivables [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets			1,265
Carrying amount [member] | Other current financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	679	912	378
Carrying amount [member] | Cash and cash equivalent [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	172,027	122,770	137,880
Carrying amount [member] | Pledged Securities And Other NonCurrent Financial Assets [Member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	4,314
Carrying amount [member] | Deposits [Member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	1,359
Carrying amount [member] | Liquidity Contract [Member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	1,051
Fair value through Consolidated Statements of (Loss) [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	1,051	432	139,213
Fair value through Consolidated Statements of (Loss) [member] | Long-term financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets		432	1,333
Fair value through Consolidated Statements of (Loss) [member] | Cash and cash equivalent [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets			137,880
Fair value through Consolidated Statements of (Loss) [member] | Liquidity Contract [Member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	1,051
Loans and receivables, category [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets		129,283	3,321
Loans and receivables, category [member] | Long-term financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets		5,600	1,679
Loans and receivables, category [member] | Customer accounts receivables and related receivables [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets			1,265
Loans and receivables, category [member] | Other current financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets		912	€ 378
Loans and receivables, category [member] | Cash and cash equivalent [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets		€ 122,770
Financial assets at amortised cost, class [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	178,379
Financial assets at amortised cost, class [member] | Other current financial assets [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	679
Financial assets at amortised cost, class [member] | Cash and cash equivalent [member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	172,027
Financial assets at amortised cost, class [member] | Pledged Securities And Other NonCurrent Financial Assets [Member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	4,314
Financial assets at amortised cost, class [member] | Deposits [Member]
Disclosure of Detailed Information About Financial Instruments [line items]
Financial assets	€ 1,359